FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Current	$ 6,954	$ 5,670
Non-current	23,660	22,654
Total	$ 30,614	$ 28,324